STANDARDS EFFECTIVE JULY 1, 2019	12 Months Ended
Jun. 30, 2019
Additional information [abstract]
STANDARDS EFFECTIVE JULY 1, 2019

Leases

In January 2016, the IASB issued a new standard, IFRS 16 – Leases . The new standard requires lessees to recognize most leases on the balance sheet using a single model, thereby eliminating the distinction between operating and finance leases. Lessor accounting, however, remains similar to current accounting practice, and the distinction between operating and finance leases is retained. The standard is effective for annual periods beginning on or after January 1, 2019 and superseded IAS 17 – Leases. The Company does not expect the new standard to have a significant impact on the consolidated financial statements.